Earnings Per Share - Summary of Components Comprising Basic and Diluted Earnings Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Basic EPS Computation:
Numerator - Earnings available to common stockholders	$ 4,163	$ 4,481	$ 4,247	$ 2,978	$ 2,715	$ 3,459	$ 3,149	$ 2,825	$ 2,296	$ 2,663	$ 2,615	$ 2,476	$ 15,869	$ 12,148	$ 10,050
Denominator - Weighted average number of common shares outstanding													7,472,373	7,360,485	7,280,907
Basic earnings per common share	$ 0.56	$ 0.60	$ 0.57	$ 0.40	$ 0.37	$ 0.47	$ 0.43	$ 0.39	$ 0.31	$ 0.37	$ 0.36	$ 0.34	$ 2.12	$ 1.65	$ 1.38
Diluted EPS Computation:
Numerator - Earnings available to common stockholders													$ 15,869	$ 12,148	$ 10,050
Denominator - Weighted average number of common shares outstanding													7,472,373	7,360,485	7,280,907
Dilutive effect of stock options													4,798	5,163	7,215
Weighted average number of shares outstanding-diluted													7,477,171	7,365,648	7,288,122
Diluted earnings per common share	$ 0.55	$ 0.60	$ 0.57	$ 0.40	$ 0.37	$ 0.47	$ 0.43	$ 0.39	$ 0.31	$ 0.36	$ 0.36	$ 0.34	$ 2.12	$ 1.65	$ 1.38